Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG GW&K Municipal Bond Fund

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

(Prospectus dated April 28, 2014)

(Statement of Additional Information dated April 28, 2014)

Supplement dated March 30, 2015 to the

Prospectuses and Statements of Additional Information dated as noted above

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, each a series of AMG Funds, and AMG GW&K Enhanced Core Bond Fund, a series of AMG Funds II (the “Funds”), contained in the Prospectuses and Statements of Additional Information dated as noted above.

Effective as of the date of this Supplement, the Funds’ subadvisor, Gannett Welsh & Kotler, LLC, will change its name to GW&K Investment Management, LLC. Consequently, all references in the Prospectuses and Statements of Additional Information to the Funds’ subadvisor should be read as references to GW&K Investment Management, LLC.

AMG GW&K Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG GW&K Municipal Bond Fund

(Prospectus dated April 28, 2014)

(Statement of Additional Information dated April 28, 2014)

Supplement dated March 30, 2015 to the

Prospectuses and Statements of Additional Information dated as noted above

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, each a series of AMG Funds, and AMG GW&K Enhanced Core Bond Fund, a series of AMG Funds II (the “Funds”), contained in the Prospectuses and Statements of Additional Information dated as noted above.

Effective as of the date of this Supplement, the Funds’ subadvisor, Gannett Welsh & Kotler, LLC, will change its name to GW&K Investment Management, LLC. Consequently, all references in the Prospectuses and Statements of Additional Information to the Funds’ subadvisor should be read as references to GW&K Investment Management, LLC.

AMG GW&K Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG GW&K Small Cap Core Fund

(Prospectus dated April 28, 2014)

(Statement of Additional Information dated April 28, 2014)

Supplement dated March 30, 2015 to the

Prospectuses and Statements of Additional Information dated as noted above

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, each a series of AMG Funds, and AMG GW&K Enhanced Core Bond Fund, a series of AMG Funds II (the “Funds”), contained in the Prospectuses and Statements of Additional Information dated as noted above.

Effective as of the date of this Supplement, the Funds’ subadvisor, Gannett Welsh & Kotler, LLC, will change its name to GW&K Investment Management, LLC. Consequently, all references in the Prospectuses and Statements of Additional Information to the Funds’ subadvisor should be read as references to GW&K Investment Management, LLC.

AMG GW&K Municipal Enhanced Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af_SupplementTextBlock

AMG FUNDS

AMG GW&K Municipal Enhanced Yield Fund

(Prospectus dated April 28, 2014)

(Statement of Additional Information dated April 28, 2014)

Supplement dated March 30, 2015 to the

Prospectuses and Statements of Additional Information dated as noted above

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund, each a series of AMG Funds, and AMG GW&K Enhanced Core Bond Fund, a series of AMG Funds II (the “Funds”), contained in the Prospectuses and Statements of Additional Information dated as noted above.

Effective as of the date of this Supplement, the Funds’ subadvisor, Gannett Welsh & Kotler, LLC, will change its name to GW&K Investment Management, LLC. Consequently, all references in the Prospectuses and Statements of Additional Information to the Funds’ subadvisor should be read as references to GW&K Investment Management, LLC.